Acquisitions (Narrative) (Details) - Subsequent Event - Subsidiary of Common Parent - Water Assets gal in Millions, $ in Millions	Nov. 04, 2015 USD ($) gal
Business Acquisition [Line Items]
Aggregate purchase price	$ 200.0
Increase in conveyed systems' capacities | gal	5.0
Amount of earn out provision	$ 25.0